Shareholder's Deficit (Details) - $ / shares		3 Months Ended	12 Months Ended
	May 23, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Deficit [Line Items]
Preferred shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Initial business combination period		30 days	30 days
Initial business combination period for month		12 months	12 months
Warrant term		5 years	5 years
Percentage of warrant exercise price		165.00%	165.00%
Redemption price per share (in Dollars per share)		$ 16.5	$ 16.5
Minimum threshold written notice period for redemption of warrants		30 days	30 days
Threshold consecutive trading days for redemption of warrants		30 days	30 days
Warrant [Member]
Stockholders' Deficit [Line Items]
Exercisable price (in Dollars per share)		$ 11.5	$ 11.5
Percentage of warrant exercise price		115.00%	115.00%
Redemption price per warrant (in Dollars per share)		$ 0.01	$ 0.01
Price per shares (in Dollars per share)		$ 16.5	$ 16.5
Class A Ordinary Shares [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		510,000	510,000	510,000
Common stock, shares outstanding		510,000	510,000	510,000
Ordinary shares subject to possible redemption		751,837	751,837	4,537,829
Converted basis rate		20.00%	20.00%
Exercisable price (in Dollars per share)		$ 11.5	$ 11.5
Business combination share price		9.2
Issue price per share (in Dollars per share)			$ 9.2
Class A Ordinary Shares [Member] | Warrant [Member]
Stockholders' Deficit [Line Items]
Business combination share price		9.2	9.2
Percentage of gross proceeds		60.00%	60.00%
Class B Ordinary Shares [Member]
Stockholders' Deficit [Line Items]
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		2,062,500	2,062,500	2,062,500
Common stock, shares outstanding		2,062,500	2,062,500	2,062,500
Issued of forfeited share	93,750
Proceeds from sale of public units, shares		500,000	500,000
Class B Ordinary Shares [Member] | Founder Share [Member]
Stockholders' Deficit [Line Items]
Common stock, par value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Stockholders' Deficit [Line Items]
Proceeds from sale of public units, shares	375,000